Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,979,266.86
Previously Paid Amount	0.00
Total Fee Amount	3,171.43
Total Offset Amount	3,171.43
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A